Income Taxes - Summary of Unrecognized Tax Benefit (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Unrecognized tax benefits beginning balance	¥ 261,641,717		¥ 169,619,409
Increases — tax positions in the current period	37,621,483		104,031,858
Decreases — tax positions in prior period	(8,583,298)		(12,009,550)
Unrecognized tax benefits — ending balance	¥ 290,679,902	$ 44,548,644	¥ 261,641,717